NOTE 4 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	0
Preferred Stock, Shares Issued	0
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, Other	$ 689,000
Sale of Stock, Price Per Share	$ 0.25
Aggregate shares, authorized	1,000,000
Common Stock, Shares, Issued	171,131,300	170,442,300
Common Stock, Shares, Outstanding	171,131,300	170,442,300	170,003,000